Employee Benefit Plans - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Amortization period of plan assets gains and losses (in years)	5 years
Benefit obligations	$ 2,496,600	$ 2,278,043	$ 2,435,765
Total accumulated benefit obligations	2,466,322	2,247,013
Special termination costs	42,757	0
Fair value of plan assets	$ 2,311,227	$ 2,043,379	2,206,479
Genuine Parts Company common stock as a percentage of total plan assets	9.00%	9.00%
Dividend payments on Genuine Parts Company common stock received by plan	$ 6,156	$ 5,813
Expected rate of return on plan assets for measuring next fiscal year pension cost or income	7.11%
Pension benefits expected to be paid from employer assets in next fiscal year	$ 11,694
S&P 500 Index
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	47.00%
Russell Mid Cap Index
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	5.00%
Russell 2000 Index
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	7.00%
MSCI EAFE Index
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	5.00%
DJ Global Moderate Index
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	5.00%
MSCI Emerging Market Net
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	3.00%
BarCap U.S. Govt/Credit
Defined Benefit Plan Disclosure [Line Items]
Passive portfolio benchmark	28.00%
Genuine Parts Company common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 214,418	193,810
United States
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations	2,228,066	2,055,701
Fair value of plan assets	$ 2,051,474	1,831,513
Number of plans | plan	1
Matching contribution to be received by pension plan participants of a specified percentage of employee's salary	100.00%
First percentage of employee's salary out of which matching contribution will be made	5.00%
Total defined contribution plans expense	$ 64,990	62,335	$ 58,186
Canada
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to be received by pension plan participants of a specified percentage of employee's salary	100.00%
First percentage of employee's salary out of which matching contribution will be made	5.00%
Total defined contribution plans expense	$ 4,433	$ 4,108